Brandes International Small Cap Equity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.29%
Argentina - 0.63%
Adecoagro SA (a)	295,508	$2,473,402
Austria - 0.82%
Addiko Bank AG (a)	197,921	3,196,929
Brazil - 4.95%
Embraer SA	3,737,247	18,389,882
Mills Estruturas e Servicos de Engenharia SA (a)	391,200	1,020,364
		19,410,246
Canada - 4.53%
Celestica, Inc. (a)	675,442	5,585,905
Dorel Industries, Inc. - Class B (a)	687,340	3,165,295
Sierra Wireless, Inc. (a)	942,903	8,996,626
		17,747,826
China - 2.05%
Boyaa Interactive International Ltd.	13,262,900	1,855,237
China Yuchai International Ltd.	215,333	2,870,389
Weiqiao Textile Co. Ltd. - Class H	11,438,000	3,319,158
		8,044,784
France - 2.32%
Savencia SA	71,385	4,916,477
Societe BIC SA	60,264	4,191,102
		9,107,579
Germany - 1.70%
Draegerwerk AG & Co. KGaA	81,542	3,622,057
Rhoen-Klinikum AG	155,844	3,055,696
		6,677,753
Greece - 0.62%
GR Sarantis SA	254,080	2,428,224
Hong Kong - 4.00%
APT Satellite Holdings Ltd.	5,734,050	2,148,714
Dickson Concepts International Ltd.	2,474,500	1,200,086
Emperor Watch & Jewellery Ltd.	73,030,000	1,471,565
First Pacific Co. Ltd.	18,464,000	6,277,731
PAX Global Technology Ltd.	9,807,000	4,593,921
		15,692,017
Hungary - 2.16%
Magyar Telekom Telecommunications Plc	5,598,839	8,468,938
Ireland - 2.31%
Avadel Pharmaceuticals Plc Sponsored - ADR (a)	667,283	5,037,986
C&C Group Plc	748,906	4,032,510
		9,070,496
Italy - 1.63%
Buzzi Unicem SpA	163,751	2,542,136
Safilo Group SpA (a)	3,087,661	3,858,277
		6,400,413
Japan - 20.87%
Bank of Nagoya Ltd.	45,800	1,425,151
Concordia Financial Group Ltd.	562,500	2,310,016
Fuji Media Holdings, Inc.	483,400	6,863,487
Funai Electric Co. Ltd. (a)	601,800	3,886,125
Futaba Corp.	154,400	1,912,060
Hachijuni Bank Ltd.	1,484,200	6,455,756
Hyakugo Bank Ltd.	1,968,700	6,248,316
Kato Sangyo Co. Ltd.	209,000	6,848,649
Kissei Pharmaceutical Co. Ltd.	251,500	7,145,073
Komori Corp.	819,700	8,437,900
Kyushu Financial Group, Inc.	1,405,000	6,042,111
Mitsubishi Shokuhin Co. Ltd.	178,000	5,029,964
Nippon Seiki Co. Ltd.	123,600	2,022,361
Oita Bank Ltd.	74,000	1,879,540
Tachi-S Co. Ltd.	291,800	3,801,747
Toyo Suisan Kaisha Ltd.	89,100	3,783,704
TSI Holdings Co. Ltd.	365,200	1,850,712
Tsutsumi Jewelry Co. Ltd.	87,900	1,714,184
Yodogawa Steel Works Ltd.	226,100	4,201,770
		81,858,626
Mexico - 6.73%
Cemex SAB de CV Sponsored - ADR	540,241	2,042,111
Consorcio ARA SAB de CV	22,592,095	4,970,679
Desarrolladora Homex SAB de CV (a)(b)	279,501,983	1,359,999
Fibra Uno Administracion SA de CV	7,869,069	12,185,976
Macquarie Mexico Real Estate Management SA de CV (c)	3,871,930	5,062,230
Urbi Desarrollos Urbanos SA de CV (a)(b)	16,033,402	771,672
		26,392,667
Panama - 0.64%
Banco Latinoamericano de Comercio Exterior SA - Class E	117,887	2,520,424
Philippines - 0.74%
First Philippine Holdings Corp.	2,122,466	2,889,605
Russia - 0.88%
Sistema PJSFC	14,124,513	3,467,285
Slovenia - 1.88%
Nova Ljubljanska Banka - GDR (c)	545,560	7,380,206
South Korea - 7.18%
Binggrae Co. Ltd.	74,654	3,615,050
Korean Reinsurance Co.	434,200	3,419,567
Lotte Chilsung Beverage Co. Ltd.	40,603	4,900,676
Lotte Confectionery Co. Ltd.	37,177	4,796,607
Lotte Corp.	159,424	5,358,486
Namyang Dairy Products Co. Ltd.	5,131	1,949,997
Samchully Co. Ltd.	56,307	4,114,265
		28,154,648
Spain - 2.79%
Atresmedia Corp de Medios de Comunicacion SA	1,426,022	5,569,724
Lar Espana Real Estate Socimi SA	671,850	5,350,684
		10,920,408
United Kingdom - 21.86%
Balfour Beatty Plc	1,601,090	5,555,079
Chemring Group Plc	2,212,169	7,047,271
Countrywide Plc (a)	905,376	4,137,478
De La Rue Plc	2,793,543	5,269,300
G4S Plc	2,601,988	7,524,641
Hyve Group Plc	6,467,721	8,738,542
J Sainsbury Plc	4,646,533	14,149,971
LSL Property Services Plc	1,245,471	4,520,347
Mitie Group Plc	4,629,999	8,892,758
Premier Foods Plc (a)	6,846,741	3,432,712
Telit Communications Plc (a)	1,886,273	3,932,754
Wm Morrison Supermarkets Plc	4,728,200	12,513,502
		85,714,355
TOTAL COMMON STOCKS (Cost $411,173,595)		$358,016,831

PREFERRED STOCKS - 2.55%
Germany - 2.55%
Draegerwerk AG & Co. KGaA	160,011	$9,997,322
TOTAL PREFERRED STOCKS (Cost $9,940,177)		$9,997,322

SHORT-TERM INVESTMENTS - 5.88%
Money Market Funds - 5.88%
BlackRock Liquidity Funds T-Fund - Institutional Class, 1.489% (d)	23,053,460	$23,053,460
SHORT-TERM INVESTMENTS (Cost $23,053,460)		$23,053,460

Total Investments (Cost $444,167,232) - 99.72%		$391,067,613
Other Assets in Excess of Liabilites - 0.28%		1,081,919
TOTAL NET ASSETS - 100.00%		$392,149,532

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 2 in the Notes to Schedule of Investments.
(c)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,442,436, which represented 3.17% of the net assets of the Fund.

(d)	The rate shown is the annualized seven day yield as of December 31, 2019.

Brandes International Small Cap Equity Fund
Schedule of Investments by Industry
December 31, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	6.49%
Auto Components	1.49%
Banks	8.90%
Beverages	2.28%
Commercial Services & Supplies	6.59%
Communications Equipment	3.30%
Construction & Engineering	1.42%
Construction Materials	1.17%
Diversified Financial Services	2.24%
Diversified Telecommunication Services	2.71%
Electric Utilities	0.74%
Electrical Equipment	0.49%
Electronic Equipment, Instruments & Components	2.60%
Entertainment	0.47%
Equity Real Estate Investment Trusts	5.76%
Food & Staples Retailing	9.82%
Food Products	6.37%
Gas Utilities	1.05%
Health Care Equipment & Supplies	0.92%
Health Care Providers & Services	0.78%
Household Durables	3.61%
Industrial Conglomerate	1.37%
Insurance	0.87%
Machinery	2.88%
Media	5.40%
Metals & Mining	1.07%
Personal Products	0.62%
Pharmaceuticals	3.11%
Real Estate Management & Development	2.21%
Specialty Retail	0.68%
Textiles, Apparel & Luxury Goods	2.74%
Trading Companies & Distributors	0.26%
Wireless Telecommunication Services	0.88%
TOTAL COMMON STOCKS	91.29%
PREFERRED STOCKS
Health Care Equipment & Supplies	2.55%
TOTAL PREFERRED STOCKS	2.55%
SHORT-TERM INVESTMENTS	5.88%
TOTAL INVESTMENTS	99.72%
Other Assets in Excess of Liabilities	0.28%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.